Equipment (Details) - USD ($)	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Property, Plant and Equipment [Abstract]
Equipment	$ 113,310	$ 62,347	$ 47,953
Less: accumulated depreciation	(34,557)	(35,539)	(21,500)
Net equipment	$ 78,753	$ 26,808	$ 26,453